Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 22.4%	Principal Amount	Value
Aerospace & defense - 0.2%
The Boeing Co.,
2.80%, 03/01/27	$935,000	$855,897
3.60%, 05/01/34	3,595,000	3,084,595
Airlines - 1.8%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,717,783	1,672,112
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	8,095,771	7,850,596
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,196,730	2,010,862
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	8,472,883	7,449,505
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	4,687,115	3,980,778
Series 2020-1, Class A, 4.00%, 05/15/34	1,718,818	1,571,807
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	482,917	443,749
Series 2016-2, Class AA, 2.88%, 04/07/30	1,439,796	1,274,078
Series 2018-1, Class AA, 3.50%, 09/01/31	2,027,496	1,830,964
Auto manufacturers - 2.8%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	3,530,000	3,300,471
5.58%, 03/18/24	985,000	978,042
6.95%, 03/06/26	3,270,000	3,302,242
7.35%, 11/04/27	6,945,000	7,117,070
General Motors Financial Co., Inc.,
1.25%, 01/08/26	9,130,000	8,227,596
6.00%, 01/09/28	15,955,000	16,195,019
6.05%, 10/10/25	2,555,000	2,575,885
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30(a)	3,760,000	3,417,433
Automobiles - 0.2%
Ford Motor Co., 3.25%, 02/12/32	4,540,000	3,589,478
Banks - 7.8%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	7,823,000	6,349,021
(Fixed until 04/23/26, then 3 Month Term SOFR + 1.32%), 3.56%, 04/23/27	7,000,000	6,644,109
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	9,925,000	9,330,492
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	9,095,000	8,880,114
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	6,440,000	5,377,037
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	8,875,000	7,842,531
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	3,656,192
(Fixed until 05/24/32, then SOFR + 2.09%), 4.91%, 05/24/33	11,785,000	11,396,400
HSBC Holdings PLC, 4.95%, 03/31/30	5,315,000	5,203,585
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	8,710,000	7,349,663
(Fixed until 03/24/30, then 3 Month Term SOFR + 3.79%), 4.49%, 03/24/31	5,375,000	5,146,491
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	5,060,000	4,828,014
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	8,200,000	8,012,453
The PNC Financial Services Group, Inc. (Fixed until 10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	4,025,000	4,138,001
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.40%, 03/02/33	8,490,000	7,268,414
(Fixed until 04/04/30, then 3 Month Term SOFR + 4.03%), 4.48%, 04/04/31	9,780,000	9,270,962
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	6,145,000	5,890,122
(Fixed until 04/24/33, then SOFR + 2.02%), 5.39%, 04/24/34	6,470,000	6,419,114
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/33	1,815,000	1,811,423
Capital markets - 3.6%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	10,430,000	8,680,430
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	5,740,000	5,158,848
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	7,360,000	7,825,709
The Bank of New York Mellon Corp. (Fixed until 04/26/33, then SOFR + 1.61%), 4.97%, 04/26/34	8,165,000	7,949,834
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	8,670,000	7,305,713
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,805,000	4,264,961
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,020,127
(Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	13,885,000	14,081,074
Containers & packaging - 0.4%
Sonoco Products Co., 3.13%, 05/01/30	6,620,000	5,739,814
Electric - 2.8%
Appalachian Power Co., 2.70%, 04/01/31	7,310,000	6,127,213
DTE Electric Co., 5.20%, 04/01/33	6,825,000	6,920,270
Duke Energy Florida LLC, 5.65%, 04/01/40	5,606,000	5,701,325
Duke Energy Progress LLC, 5.25%, 03/15/33	7,275,000	7,371,979
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	3,100,212
Florida Power & Light Co., 2.88%, 12/04/51	9,930,000	6,761,767
Indianapolis Power & Light Co., 144A, 5.65%, 12/01/32	6,445,000	6,545,578
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	2,259,526
Electric utilities - 1.3%
IPALCO Enterprises, Inc., 4.25%, 05/01/30	7,720,000	7,035,081
Wisconsin Power and Light Co.,
1.95%, 09/16/31	4,760,000	3,768,951
3.95%, 09/01/32	6,150,000	5,676,509
4.95%, 04/01/33	4,855,000	4,787,470
Insurance - 0.5%
MetLife, Inc., 5.38%, 07/15/33	7,400,000	7,477,552
Multi-utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	3,815,000	3,403,205
Oil, gas & consumable fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	7,040,000	6,520,440
Tobacco - 0.3%
Altria Group, Inc., 2.45%, 02/04/32	5,560,000	4,376,304
Total corporate bonds (cost $379,704,305)		355,402,209

MORTGAGE AND ASSET-BACKED SECURITIES - 58.4%
Asset-backed securities - 14.9%
Ally Auto Receivables Trust,
Series 2022-3, Class A2, 5.29%, 06/16/25	4,802,864	4,795,474
Series 2023-1, Class A2, 5.76%, 11/15/26	11,655,000	11,666,127
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/21/28	13,485,000	12,518,289
Series 2023-1A, Class A, 144A, 5.25%, 04/20/29	11,080,000	10,804,641
Bank of America Auto Trust, Series 2023-1A, Class A2, 144A, 5.83%, 05/15/26	16,825,000	16,827,694
BMW Vehicle Lease Trust,
Series 2022-1, Class A3, 1.10%, 03/25/25	3,733,337	3,677,125
Series 2023-1, Class A2, 5.27%, 02/25/25	4,467,647	4,458,882
BMW Vehicle Owner Trust, Series 2022-A, Class A2A, 2.52%, 12/26/24	2,178,994	2,165,959
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/26	12,370,000	12,325,720
Ford Credit Auto Owner Trust,
Series 2023-A, Class A2A, 5.14%, 03/15/26	5,985,000	5,958,134
Series 2023-B, Class A2B, (SOFR 30 Day Average + 0.49%), 5.56%, 06/15/26	10,650,000	10,654,208
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class A3, 0.45%, 04/16/25	2,846,417	2,831,994
Series 2023-3, Class A2A, 5.74%, 09/16/26	6,330,000	6,331,624
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/26/25	14,675,000	13,806,252
Hertz Vehicle Financing III LLC,
Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	5,785,000	5,391,960
Series 2023-1A, Class A, 144A, 5.49%, 06/25/27	12,310,000	12,125,601
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/25	10,185,000	10,148,856
Hyundai Auto Receivables Trust,
Series 2023-B, Class A2A, 5.77%, 05/15/26	8,375,000	8,375,495
Series 2023-A, Class A2A, 5.19%, 12/15/25	10,380,000	10,340,143
Invitation Homes Trust, Series 2018-SFR4, Class A (1 Month Term SOFR + 1.21%), 144A, 6.44%, 01/17/38	8,509,046	8,466,509
Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, 11/17/25	12,185,000	12,128,844
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A2, 5.26%, 10/15/25	8,386,216	8,366,235
Series 2023-1, Class A2, 5.09%, 01/15/26	6,510,766	6,487,133
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A, 5.34%, 02/17/26	7,475,000	7,448,993
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.49%, 02/25/36	156,346	150,361
STAR Trust, Series 2021-SFR1, Class A (1 Month Term SOFR + 0.71%), 144A, 5.94%, 04/17/38	5,253,302	5,138,723
Toyota Auto Receivables Owner Trust,
Series 2022-D, Class A2A, 5.27%, 01/15/26	5,099,385	5,084,597
Series 2023-A, Class A2, 5.05%, 01/15/26	5,755,000	5,731,259
Series 2023-B, Class A2A, 5.28%, 05/15/26	8,775,000	8,741,540
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,215,829	3,151,687
Commercial mortgage-backed securities - 12.4%
BANK,
Series 2020-BNK30, Class A2, 1.36%, 12/15/53	2,016,000	1,769,155
Series 2022-BNK44, Class A5, VR, 5.75%, 11/15/55	2,485,000	2,560,604
BBCMS Mortgage Trust,
Series 2023-C19, Class A5, 5.45%, 04/15/56	2,895,000	2,929,294
Series 2023-C20, Class A5, VR, 5.58%, 07/15/56	2,865,000	2,941,643
Benchmark Mortgage Trust,
Series 2018-B5, Class A2, 4.08%, 07/15/51	1,787,732	1,725,684
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,018,221
Series 2021-B24, Class A2, 1.95%, 03/15/54	4,028,000	3,519,838
Series 2021-B29, Class A5, 2.39%, 09/15/54	1,755,000	1,416,732
Series 2022-B32, Class A5, VR, 3.00%, 01/15/55	1,345,000	1,093,974
Series 2022-B33, Class A2, 3.32%, 03/15/55	8,420,000	7,589,093
Series 2023-B38, Class A4, 5.52%, 04/15/56	3,755,000	3,818,733
BMO Mortgage Trust,
Series 2022-C2, Class A5, VR, 4.81%, 07/15/54	2,255,000	2,195,424
Series 2022-C3, Class A5, 5.31%, 09/15/54	1,320,000	1,316,026
Series 2023-C5, Class A5, 5.77%, 06/15/56	3,025,000	3,124,460
BX Commercial Mortgage Trust, Series 2019-XL, Class A (1 Month Term SOFR + 1.03%), 144A, 6.26%, 10/15/36	2,405,953	2,397,572
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, VR, 4.58%, 05/15/54	2,065,000	1,973,772
Citigroup Mortgage Loan Trust, Series 2021-INV1, Class A3A, 144A, VR, 2.50%, 05/25/51	5,632,927	4,533,847
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 144A, SB, 6.05%, 04/25/68	2,375,635	2,360,908
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	5,540,000	5,023,583
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 144A, VR, 1.19%, 08/25/66	3,496,147	2,900,193
Flagstar Mortgage Trust,
Series 2021-3INV, Class A2, 144A, VR, 2.50%, 06/25/51	4,294,302	3,445,675
Series 2021-3INV, Class A18, 144A, VR, 5.00%, 06/25/51	2,331,192	2,231,109
Series 2021-4, Class A5, 144A, VR, 2.50%, 06/01/51	1,572,250	1,344,179
Series 2021-13INV, Class A2, 144A, VR, 3.00%, 12/30/51	5,455,502	4,554,706
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A2, 144A, VR, 2.50%, 12/25/51	1,652,660	1,326,066
Series 2021-PJ2, Class A2, 144A, VR, 2.50%, 07/25/51	2,830,855	2,271,430
Series 2022-LTV2, Class A21, 144A, VR, 4.00%, 12/25/52	7,947,244	7,214,607
Series 2022-MM1, Class A2, 144A, VR, 2.50%, 07/25/52	3,901,675	3,115,811
Series 2022-PJ3, Class A4, 144A, VR, 2.50%, 08/25/52	5,086,914	4,068,936
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/15/47	570,855	564,049
JP Morgan Mortgage Trust,
Series 2017-2, Class A7, 144A, VR, 3.50%, 05/25/47	2,687,295	2,399,653
Series 2021-1, Class A3, 144A, VR, 2.50%, 06/25/51	1,748,454	1,402,930
Series 2021-3, Class A3, 144A, VR, 2.50%, 07/25/51	3,663,899	2,944,430
Series 2021-4, Class A3, 144A, VR, 2.50%, 08/25/51	2,843,604	2,281,660
Series 2021-7, Class A3, 144A, VR, 2.50%, 11/25/51	2,198,965	1,764,412
Series 2021-8, Class A3, 144A, VR, 2.50%, 12/25/51	2,656,202	2,131,291
Series 2021-11, Class A3, 144A, VR, 2.50%, 01/25/52	3,758,441	3,015,709
Series 2021-14, Class A12, 144A, VR, 5.00%, 05/25/52	3,012,380	2,892,545
Series 2022-1, Class A2, 144A, VR, 3.00%, 07/25/52	6,257,470	5,224,255
Series 2022-3, Class A2, 144A, VR, 3.00%, 08/25/52	6,457,072	5,374,757
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	2,216,319	1,850,367
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	1,788,689	1,493,346
Series 2022-6, Class A3, 144A, VR, 3.00%, 11/25/52	1,094,216	913,542
Series 2023-1, Class A3A, 144A, VR, 5.00%, 06/25/53	3,861,011	3,686,644
Series 2023-3, Class A3A, 144A, VR, 5.00%, 10/25/53	3,018,637	2,880,441
Series 2021-INV4, Class A2A, 144A, VR, 2.50%, 01/25/52	3,451,426	2,769,366
Series 2021-INV6, Class A2, 144A, VR, 3.00%, 04/25/52	4,408,988	3,700,389
Series 2021-INV8, Class A2, 144A, VR, 3.00%, 05/25/52	8,628,306	7,203,626
Series 2022-INV1, Class A3, 144A, VR, 3.00%, 03/25/52	2,920,367	2,438,165
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG1, Class A1, 144A, VR, 2.50%, 04/25/51	7,228,715	5,800,198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3, 3.77%, 11/15/46	833,284	829,653
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 144A, VR, 4.00%, 02/25/53	4,010,224	3,571,449
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5, 5.75%, 05/15/56	3,435,000	3,533,739
OBX Trust,
Series 2021-INV2, Class A5, 144A, VR, 3.00%, 10/25/51	3,071,643	2,564,462
Series 2023-INV1, Class A1, 144A, VR, 3.00%, 01/25/52	9,913,354	8,146,378
Series 2023-J1, Class A1, 144A, VR, 4.50%, 01/25/53	2,895,005	2,660,417
PRMI Securitization Trust, Series 2021-1, Class A2, 144A, VR, 2.50%, 04/25/51	7,031,920	5,642,293
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 144A, VR, 2.00%, 11/25/51	1,853,734	1,542,217
RATE Mortgage Trust, Series 2021-HB1, Class A1, 144A, VR, 2.50%, 12/25/51	2,205,800	1,769,896
UWM Mortgage Trust, Series 2021-INV4, Class A10, 144A, VR, 5.00%, 12/25/51	2,421,041	2,332,030
Verus Securitization Trust, Series 2023-4, Class A1, 144A, SB, 5.81%, 05/25/68	4,469,880	4,418,562
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A2, 2.50%, 06/15/53	4,895,000	4,629,039
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,645,000	1,358,336
Series 2022-C62, Class A4, VR, 4.00%, 04/15/55	1,785,000	1,612,137
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 144A, VR, 2.50%, 12/25/50	1,114,537	897,072
Federal agency mortgage-backed obligations - 31.1%
Fannie Mae Pool,
TBA, 3.50%, 08/15/53	32,290,000	29,254,614
TBA, 4.00%, 08/15/53	37,145,000	34,673,987
TBA, 4.50%, 08/15/53	49,130,000	47,036,217
TBA, 5.00%, 08/15/53	198,700,000	194,097,301
TBA, 5.00%, 09/15/53	40,870,000	39,936,057
TBA, 5.50%, 08/15/53	147,810,000	146,782,259
Fannie Mae-Aces, Series 2016-M7, Class AV2, 2.16%, 10/25/23	316,743	314,683
Ginnie Mae I Pool, Series 2583, Class AB, 2.14%, 08/15/23	28,067	27,948
Total mortgage and asset-backed securities (cost $937,375,318)		925,243,855

U.S. TREASURIES - 34.3%
U.S. Treasury Bonds,
2.25%, 02/15/52	102,380,000	71,821,970
2.38%, 02/15/42	14,785,000	11,278,183
3.00%, 08/15/52	122,865,000	101,526,804
U.S. Treasury Inflation Indexed Bond, 1.13%, 01/15/33	45,908,815	43,861,749
U.S. Treasury Notes,
0.13%, 12/15/23	94,455,000	92,661,830
2.75%, 08/15/32	142,380,000	129,259,905
4.00%, 06/30/28	25,690,000	25,483,276
4.63%, 03/15/26	68,155,000	68,162,987
Total U.S. Treasuries (cost $554,358,146)		544,056,704

SHORT-TERM INVESTMENTS - 11.2%
U.S. Treasury Bills - 11.2%
U.S. Treasury Bills, ZCI, 5.31%, 07/11/24	186,310,000	177,194,874
Money market funds - 0.0%
First American Government Obligations Fund—Class X, 5.18%#	175,310	175,310
Total short-term investments (cost $177,441,982)		177,370,184
Total investment portfolio (cost $2,048,879,751) - 126.3%		2,002,072,952
Liabilities in excess of other assets - (26.3)%		(416,362,293)
Total net assets - 100.0%		$1,585,710,659

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $172,399 or 0.0% of net assets as of the date of this report.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than First American Government Obligations Fund - Class X, which is categorized as Level 1. The total value of Level 1 and Level 2 investments as of the date of this report is $175,310 and $2,001,897,642, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 07.31.2023
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2023	(Depreciation)
2-Year U.S. Treasury Note	09/29/23	1,120	$228,650,528	$227,395,000	$(1,255,528)

FUTURES CONTRACTS - SHORT

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2023	(Depreciation)
Long Bond U.S. Treasury Note	09/20/23	(313)	$(39,745,127)	$(38,948,938)	$796,189
Total futures contracts					$(459,339)

There is $90,679 of variation margin due from the broker to the Fund as of the date of this report. Futures contracts are categorized as Level 1 as of the date of this report.

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED) | 07.31.2023
	Number of	Notional
WRITTEN OPTIONS	Contracts	Amount	Value
Exchange traded call options
U.S. Treasury Long Bond Futures, Expires 08/25/23, Exercise price $127	361	$44,922,840	$(174,859)
Exchange traded put options
U.S. Treasury Long Bond Futures, Expires 08/25/23, Exercise price $127	361	44,922,840	(1,099,922)
Total written options (premiums received $1,575,503)			$(1,274,781)

Written options are categorized as Level 1 as of the date of this report.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2023

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 40	B2/B	Sell	Receive	5%/Quarterly	06/20/28	$ 86,885,000	$ 3,545,086	$ 223,838	$ 3,321,248
Total swap contracts							$ 86,885,000	$ 3,545,086	$ 223,838	$ 3,321,248

There is $433,870 of variation margin due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2023
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	10,970,000	U.S. Dollar	7,425,319	10/30/23	J.P. Morgan	$(33,768)
Euro	11,575,000	U.S. Dollar	12,463,092	09/11/23	Goldman Sachs	291,265
Indian Rupee	572,608,478	U.S. Dollar	6,944,834	10/17/23	Goldman Sachs	(821)
Indian Rupee	572,600,000	U.S. Dollar	6,943,047	10/17/23	J.P. Morgan	863
Japanese Yen	1,961,642,270	U.S. Dollar	14,349,035	10/24/23	Goldman Sachs	(371,724)
U.S. Dollar	12,715,267	Euro	11,575,000	09/11/23	Goldman Sachs	(39,090)
Total forward contracts						$(153,275)

Forward Contracts are categorized as Level 2 as of the date of this report.